UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2007

On June 29, 2007, Massachusetts Financial Services Company (“MFS”) became the investment adviser of the Registrant, and Maria F. Dwyer and Tracy Atkinson became the chief executive officer and the chief financial officer, respectively, of the Registrant. During the semi-annual period ended May 31, 2007, Columbia Management Advisors, LLC (“Columbia”) served as investment adviser to the Registrant, during which representatives of Columbia served as chief executive officer and chief financial officer of the Registrant.

ITEM 1. REPORTS TO STOCKHOLDERS.

# MFS® Intermediate High Income Fund

(Formerly Colonial Intermediate High Income Fund)

Semiannual report

5/31/07

CIH-SEM

Letter from the MFS CEO

Dear Shareholders:

Welcome to MFS®. The shareholders of your fund approved MFS Investment Management® as the fund’s new investment advisor, effective at the close of business on June 29, 2007. In connection with the appointment of MFS, the name of your fund changed to MFS® Intermediate High Income Fund. The enclosed semiannual report contains information for the period ended May 31, 2007. Because this is prior to the name change, the fund is referred to in the report by its old name. Also, unless otherwise noted, the report refers to the fund’s management, investments, policies and procedures, and other characteristics as they existed prior to June 29, 2007, when MFS assumed administrative, financial reporting, compliance, and other responsibilities for the fund. Your fund’s investment objectives and principal investment strategies will remain the same; however, the fund will be managed by a new portfolio management team. The fund’s new portfolio managers are John Addeo, who has been employed in the investment management area of MFS since 1998, and David Cole, who has been employed in the investment management area of MFS since 2004. Prior to 2004, Mr. Cole was employed as a High Yield Analyst at Franklin Templeton Investments.

I want to thank you for trusting us to manage your money and would like to take this opportunity to introduce you to our management approach.

At MFS we have a long tradition of investment management. For more than 80 years we have applied a consistent, bottom-up, research-driven method to security selection with a top-down approach to risk management.

In 1932 MFS became one of the first investment management firms in the United States to establish its own in-house research department. Today, this department has evolved into a global research team providing on-the-ground coverage in the more than 60 countries where our portfolios invest. Our team approach extends across asset classes and contributes to our culture of collaboration, which has been crucial in supporting the free and open exchange of ideas while ensuring the highest standards of accountability.

When working with MFS, you can count on us to continue to provide securities analysis that is research driven, globally integrated, and disciplined.

We look forward to helping you reach your investing goals.

Respectfully,

Robert J. Manning

Chief Executive Officer, President, and Chief Investment Officer

MFS Investment Management

July 12, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Investment Portfolio – Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes – 127.1%

		Par ($)	Value ($)
Basic Materials – 10.5%
Chemicals – 5.1%
Agricultural Chemicals – 0.6%
Mosaic Co.	7.625% 12/01/16 (a)	445,000	472,812

			472,812

Chemicals-Diversified – 3.3%
EquiStar Chemicals LP	10.625% 05/01/11	345,000	363,975

Huntsman International LLC	6.875% 11/15/13 (a)	EUR 200,000	275,838
	7.875% 11/15/14 (a)	USD 285,000	299,606

Ineos Group Holdings PLC	8.500% 02/15/16 (a)	265,000	266,656

Lyondell Chemical Co.	6.875% 06/15/17	350,000	350,438
	8.000% 09/15/14	250,000	264,375
	8.250% 09/15/16	380,000	411,350

NOVA Chemicals Corp.	6.500% 01/15/12	425,000	412,250

			2,644,488

Chemicals-Specialty – 1.2%
Chemtura Corp.	6.875% 06/01/16	400,000	394,500

MacDermid, Inc.	9.500% 04/15/17 (a)	275,000	290,125

Rhodia SA	8.875% 06/01/11	271,000	283,027

			967,652

	Chemicals Total		4,084,952

Forest Products & Paper – 2.6%
Paper & Related Products – 2.6%
Abitibi-Consolidated, Inc.	8.375% 04/01/15	380,000	338,200

Boise Cascade LLC	7.125% 10/15/14	190,000	190,000

Domtar, Inc.	7.125% 08/15/15	370,000	372,313

Georgia-Pacific Corp.	8.000% 01/15/24	425,000	428,187

Neenah Paper, Inc.	7.375% 11/15/14	130,000	128,050

NewPage Corp.	10.000% 05/01/12	195,000	215,231
	12.000% 05/01/13	190,000	210,900

Norske Skog	8.625% 06/15/11	190,000	190,475

			2,073,356

	Forest Products & Paper Total		2,073,356

Iron/Steel – 0.2%
Steel-Specialty – 0.2%
UCAR Finance, Inc.	10.250% 02/15/12	124,000	130,820

			130,820

	Iron/Steel Total		130,820

See Accompanying Notes to Financial Statements.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Basic Materials (continued)
Metals & Mining – 2.6%
Diversified Minerals – 0.9%
FMG Finance Ltd.	10.625% 09/01/16 (a)	605,000	726,756

			726,756

Metal-Diversified – 1.1%
Freeport-McMoRan Copper & Gold, Inc.	8.375% 04/01/17	825,000	901,313

			901,313

Mining Services – 0.6%
Noranda Aluminium Acquisition Corp.	PIK, 9.360% 05/15/15 (a)(b)	460,000	464,600

			464,600

	Metals & Mining Total		2,092,669

Basic Materials Total			8,381,797

Communications – 27.7%
Media – 11.8%
Broadcast Services/Programs – 0.8%
Clear Channel Communications, Inc.	4.900% 05/15/15	300,000	248,524
	5.500% 12/15/16	505,000	425,137

			673,661

Cable TV – 5.0%
Atlantic Broadband Finance LLC	9.375% 01/15/14	330,000	340,312

Cablevision Systems Corp.	8.000% 04/15/12	325,000	329,875

Charter Communications Holdings I LLC	9.920% 04/01/14	770,000	737,275
	11.000% 10/01/15	285,000	309,937

CSC Holdings, Inc.	7.625% 04/01/11	585,000	599,625
	7.625% 07/15/18	140,000	140,700

DirecTV Holdings LLC	6.375% 06/15/15	435,000	421,950

EchoStar DBS Corp.	6.625% 10/01/14	605,000	605,000

Insight Midwest LP	9.750% 10/01/09	101,000	102,263
	9.750% 10/01/09	42,000	42,525

Telenet Group Holding NV	06/15/14 (c) (11.500% 12/15/08) (a)	368,000	350,520

			3,979,982

See Accompanying Notes to Financial Statements.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Communications (continued)
Media (continued)
Multimedia – 1.0%
Lamar Media Corp.	6.625% 08/15/15	360,000	358,200

Quebecor Media, Inc.	7.750% 03/15/16	410,000	430,500

			788,700

Publishing-Periodicals – 3.2%
Dex Media West LLC	9.875% 08/15/13	739,000	802,739

Dex Media, Inc.	11/15/13 (c) (9.000% 11/15/08)	250,000	235,000

Idearc, Inc.	8.000% 11/15/16 (a)	265,000	274,606

PriMedia, Inc.	8.000% 05/15/13	510,000	539,325

R.H. Donnelley Corp.	8.875% 01/15/16	290,000	312,475

Reader’s Digest Association, Inc.	9.000% 02/15/17 (a)	370,000	364,913

			2,529,058

Radio – 0.5%
CMP Susquehanna Corp.	9.875% 05/15/14 (a)	355,000	362,100

			362,100

Television – 1.3%
Local TV Finance LLC	PIK, 9.250% 06/15/15 (a)	370,000	377,400
Univision Communications, Inc.	PIK, 9.750% 03/15/15 (a)	670,000	693,450

			1,070,850

	Media Total		9,404,351

Telecommunication Services – 15.9%
Cellular Telecommunications – 7.3%
Cricket Communications, Inc.	9.375% 11/01/14	610,000	646,600

Digicel Group Ltd.	PIK, 9.125% 01/15/15 (a)	670,000	658,211

Dobson Cellular Systems, Inc.	8.375% 11/01/11	400,000	426,000
	9.875% 11/01/12	510,000	557,175

MetroPCS Wireless, Inc.	9.250% 11/01/14 (a)	585,000	620,100

Orascom Telecom Finance SCA	7.875% 02/08/14 (a)	225,000	220,219

Rogers Wireless, Inc.	8.000% 12/15/12	210,000	221,849
	9.750% 06/01/16	385,000	503,283

See Accompanying Notes to Financial Statements.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Communications (continued)
Telecommunication Services (continued)
Cellular Telecommunications (continued)
Rural Cellular Corp.	8.360% 06/01/13 (a)(b)	355,000	355,887
	9.750% 01/15/10	65,000	67,113
	11.106% 11/01/12 (b)	320,000	331,600

US Unwired, Inc.	10.000% 06/15/12	500,000	541,608

Wind Acquisition Financial SA	PIK, 12.610% 12/21/11	608,600	623,561

			5,773,206

Satellite Telecommunications – 1.9%
Inmarsat Finance II PLC	11/15/12 (c) (10.375% 11/15/08)	460,000	441,600

Intelsat Bermuda, Ltd.	11.250% 06/15/16	490,000	559,825

Intelsat Intermediate Holdings Co., Ltd.	02/01/15 (c) (9.250% 02/01/10)	310,000	260,400

PanAmSat Corp.	9.000% 08/15/14	226,000	244,080

			1,505,905

Telecommunication Equipment – 0.6%
Lucent Technologies, Inc.	6.450% 03/15/29	475,000	439,969

			439,969

Telecommunication Services – 2.3%
Embarq Corp.	7.082% 06/01/16	160,000	162,974
	7.995% 06/01/36	160,000	166,874

Nordic Telephone Co. Holdings ApS	8.250% 05/01/16 (a)	EUR 240,000	353,610

Syniverse Technologies, Inc.	7.750% 08/15/13	USD 260,000	252,200

Time Warner Telecom Holdings, Inc.	9.250% 02/15/14	385,000	413,394

West Corp.	11.000% 10/15/16	450,000	487,125

			1,836,177

Telephone-Integrated – 3.8%
Cincinnati Bell, Inc.	7.000% 02/15/15	395,000	395,000

Citizens Communications Co.	7.875% 01/15/27	325,000	333,938

Qwest Communications International, Inc.	7.500% 02/15/14	250,000	258,125

See Accompanying Notes to Financial Statements.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Communications (continued)
Telecommunication Services (continued)
Telephone-Integrated (continued)
Qwest Corp.	7.500% 10/01/14	145,000	152,613
	7.500% 06/15/23	590,000	600,325
	8.875% 03/15/12	515,000	565,212

Virgin Media Finance PLC	8.750% 04/15/14	180,000	190,350

Windstream Corp.	8.625% 08/01/16	510,000	557,175

			3,052,738

	Telecommunication Services Total		12,607,995

Communications Total			22,012,346

Consumer Cyclical – 24.8%
Apparel – 2.0%
Apparel Manufacturers – 2.0%
Broder Brothers Co.	11.250% 10/15/10	260,000	259,350

Hanesbrands, Inc.	8.735% 12/15/14 (a)(b)	220,000	228,250

Levi Strauss & Co.	9.750% 01/15/15	645,000	700,631

Phillips-Van Heusen Corp.	7.250% 02/15/11	350,000	358,313
	8.125% 05/01/13	60,000	63,150

			1,609,694

	Apparel Total		1,609,694

Auto Manufacturers – 1.5%
Auto-Cars/Light Trucks – 1.5%
Ford Motor Co.	7.450% 07/16/31	480,000	394,800

General Motors Corp.	8.375% 07/15/33	825,000	767,250

			1,162,050

	Auto Manufacturers Total		1,162,050

Auto Parts & Equipment – 2.7%
Auto/Truck Parts & Equipment-Original – 1.5%
ArvinMeritor, Inc.	8.125% 09/15/15	265,000	263,344

Hayes Lemmerz Finance Luxembourg SA	8.250% 06/15/15 (a)	EUR 360,000	484,398

TRW Automotive, Inc.	7.000% 03/15/14 (a)	USD 465,000	465,581

			1,213,323

See Accompanying Notes to Financial Statements.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Cyclical (continued)
Auto Parts & Equipment (continued)
Auto/Truck Parts & Equipment-Replacement – 0.4%
Commercial Vehicle Group	8.000% 07/01/13	320,000	320,000

			320,000

Rubber-Tires – 0.8%
Goodyear Tire & Rubber Co.	8.625% 12/01/11 (a)	165,000	178,200
	9.000% 07/01/15	375,000	410,625

			588,825

	Auto Parts & Equipment Total		2,122,148

Distribution/Wholesale – 0.3%
Distribution/Wholesale – 0.3%
Buhrmann US, Inc.	7.875% 03/01/15	230,000	228,850

			228,850

	Distribution/Wholesale Total		228,850

Entertainment – 2.1%
Gambling (Non-Hotel) – 0.4%
Global Cash Access LLC	8.750% 03/15/12	332,000	347,770

			347,770

Music – 1.2%
Steinway Musical Instruments, Inc.	7.000% 03/01/14 (a)	380,000	377,150

WMG Acquisition Corp.	7.375% 04/15/14	330,000	320,512

WMG Holdings Corp.	12/15/14 (c) (9.500% 12/15/09)	365,000	284,700

			982,362

Resorts/Theme Parks – 0.5%
Six Flags, Inc.	9.625% 06/01/14	370,000	356,125

			356,125

	Entertainment Total		1,686,257

Home Builders – 0.8%
Building-Residential/ Commercial – 0.8%
K. Hovnanian Enterprises, Inc.	6.375% 12/15/14	235,000	218,256
	8.875% 04/01/12	170,000	168,938

KB Home	5.875% 01/15/15	290,000	269,700

			656,894

	Home Builders Total		656,894

See Accompanying Notes to Financial Statements.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Cyclical (continued)
Home Furnishings – 0.4%
Home Furnishings – 0.4%
Sealy Mattress Co.	8.250% 06/15/14	330,000	344,850

			344,850

	Home Furnishings Total		344,850

Housewares – 0.3%
Housewares – 0.3%
Vitro SA de CV	9.125% 02/01/17 (a)	200,000	209,750

			209,750

	Housewares Total		209,750

Leisure Time – 1.4%
Cruise Lines – 0.7%
Royal Caribbean Cruises Ltd.	7.000% 06/15/13	535,000	546,843

			546,843

Leisure & Recreational Products – 0.4%
K2, Inc.	7.375% 07/01/14	295,000	309,381

			309,381

Recreational Centers – 0.3%
Town Sports International, Inc.	02/01/14 (c) (11.000% 02/01/09)	286,000	261,690

			261,690

	Leisure Time Total		1,117,914

Lodging – 8.7%
Casino Hotels – 8.7%
Buffalo Thunder Development Authority	9.375% 12/15/14 (a)	220,000	226,325

Chukchansi Economic Development Authority	8.859% 11/15/12 (a)(b)	275,000	281,187

Circus & Eldorado/Silver Legacy Capital Corp.	10.125% 03/01/12	300,000	315,000

Galaxy Entertainment Finance Co., Ltd.	9.875% 12/15/12 (a)	HKD 350,000	380,625

Greektown Holdings LLC	10.750% 12/01/13 (a)	USD 370,000	399,600

Harrah’s Operating Co., Inc.	5.625% 06/01/15	570,000	484,500

Jacobs Entertainment, Inc.	9.750% 06/15/14	365,000	380,512

Las Vegas Sands Corp.	6.375% 02/15/15	680,000	664,700

MGM Mirage	7.500% 06/01/16	530,000	522,050

See Accompanying Notes to Financial Statements.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Cyclical (continued)
Lodging (continued)
Casino Hotels (continued)
Mohegan Tribal Gaming Authority	6.875% 02/15/15	280,000	280,000

Pinnacle Entertainment, Inc.	8.250% 03/15/12	575,000	598,719

Pokagon Gaming Authority	10.375% 06/15/14 (a)	200,000	225,000

Seminole Hard Rock Entertainment, Inc.	7.848% 03/15/14 (a)(b)	340,000	348,500

Snoqualmie Entertainment Authority	9.125% 02/01/15 (a)	75,000	78,188
	9.150% 02/01/14 (a)(b)	75,000	76,688

Station Casinos, Inc.	6.625% 03/15/18	875,000	787,500

Wimar Opco LLC	9.625% 12/15/14 (a)	410,000	414,100

Wynn Las Vegas LLC	6.625% 12/01/14	450,000	451,687

			6,914,881

	Lodging Total		6,914,881

Retail – 4.2%
Retail-Arts & Crafts – 0.4%
Michaels Stores, Inc.	11.375% 11/01/16 (a)	285,000	314,925

			314,925

Retail-Automobiles – 1.7%
Asbury Automotive Group, Inc.	7.625% 03/15/17 (a)	155,000	155,000
	8.000% 03/15/14	360,000	368,100

AutoNation, Inc.	7.000% 04/15/14	140,000	141,400
	7.356% 04/15/13 (b)	85,000	85,850

KAR Holdings, Inc.	10.000% 05/01/15 (a)	285,000	292,125

United Auto Group, Inc.	7.750% 12/15/16 (a)	365,000	368,650

			1,411,125

Retail-Drug Stores – 0.7%
Rite Aid Corp.	9.375% 12/15/15 (a)(d)	565,000	556,751

			556,751

Retail-Propane Distributors – 0.4%
AmeriGas Partners LP	7.125% 05/20/16	300,000	303,750

			303,750

Retail-Restaurants – 1.0%
Buffets, Inc.	12.500% 11/01/14	290,000	295,800

Dave & Buster’s, Inc.	11.250% 03/15/14	190,000	198,550

Landry’s Restaurants, Inc.	7.500% 12/15/14	305,000	303,475

			797,825

	Retail Total		3,384,376

See Accompanying Notes to Financial Statements.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Cyclical (continued)
Textile – 0.4%
Textile-Products – 0.4%
INVISTA	9.250% 05/01/12 (a)	285,000	303,525

			303,525

	Textiles Total		303,525

Consumer Cyclical Total			19,741,189

Consumer Non-Cyclical – 18.0%
Agriculture – 0.9%
Tobacco – 0.9%
Alliance One International, Inc.	8.500% 05/15/12 (a)	295,000	303,850

Reynolds American, Inc.	7.625% 06/01/16	345,000	373,743

			677,593

	Agriculture Total		677,593

Beverages – 0.6%
Beverages-Non-Alcoholic – 0.3%
Cott Beverages, Inc.	8.000% 12/15/11	270,000	277,087

			277,087

Beverages-Wine/Spirits – 0.3%
Constellation Brands, Inc.	8.125% 01/15/12	195,000	201,338

			201,338

	Beverages Total		478,425

Biotechnology – 0.5%
Medical-Biomedical/Gene – 0.5%
Bio-Rad Laboratories, Inc.	7.500% 08/15/13	385,000	392,700

			392,700

	Biotechnology Total		392,700

Commercial Services – 5.6%
Commercial Services – 0.5%
Iron Mountain, Inc.	7.750% 01/15/15	350,000	360,500

			360,500

Commercial Services-Finance – 0.3%
ACE Cash Express, Inc.	10.250% 10/01/14 (a)	250,000	255,625

			255,625

Funeral Services & Related Items – 0.3%
Service Corp. International	6.750% 04/01/16	205,000	201,669
	7.375% 10/01/14	50,000	51,812

			253,481

See Accompanying Notes to Financial Statements.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Non-Cyclical (continued)
Commercial Services (continued)
Printing-Commercial – 1.0%
Quebecor World Capital Corp.	8.750% 03/15/16 (a)	510,000	526,575

Quebecor World, Inc.	9.750% 01/15/15 (a)	250,000	265,000

			791,575

Private Corrections – 1.0%
Corrections Corp. of America	6.250% 03/15/13	325,000	321,344

GEO Group, Inc.	8.250% 07/15/13	435,000	454,575

			775,919

Rental Auto/Equipment – 2.5%
Ashtead Capital, Inc.	9.000% 08/15/16 (a)	150,000	162,375

Ashtead Holdings PLC	8.625% 08/01/15 (a)	370,000	390,350

Hertz Corp.	8.875% 01/01/14	375,000	403,594

Rental Services Corp.	9.500% 12/01/14 (a)	470,000	505,250

United Rentals North America, Inc.	6.500% 02/15/12	295,000	297,212
	7.750% 11/15/13	210,000	217,875

			1,976,656

	Commercial Services Total		4,413,756

Cosmetics/Personal Care – 0.9%
Cosmetics & Toiletries – 0.9%
DEL Laboratories, Inc.	8.000% 02/01/12	325,000	316,875

Elizabeth Arden, Inc.	7.750% 01/15/14	380,000	390,450

			707,325

	Cosmetics/Personal Care Total		707,325

Food – 1.6%
Food-Dairy Products – 0.4%
Dean Foods Co.	7.000% 06/01/16	295,000	294,263

			294,263

Food-Miscellaneous/ Diversified – 1.2%
Dole Food Co., Inc.	8.625% 05/01/09	292,000	297,840

Pinnacle Foods Finance LLC	9.250% 04/01/15 (a)	370,000	375,550

Reddy Ice Holdings, Inc.	11/01/12 (c) (10.500% 11/01/08)	315,000	295,312

			968,702

	Food Total		1,262,965

See Accompanying Notes to Financial Statements.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Non-Cyclical (continued)
Healthcare Products – 0.2%
Optical Supplies – 0.2%
Advanced Medical Optics, Inc.	7.500% 05/01/17 (a)	175,000	172,594

			172,594

	Healthcare Products Total		172,594

Healthcare Services – 3.2%
Dialysis Centers – 0.5%
DaVita, Inc.	7.250% 03/15/15	380,000	389,500

			389,500

Medical-Hospitals – 2.1%
HCA, Inc.	9.250% 11/15/16 (a)	390,000	427,537
	PIK, 9.625% 11/15/16 (a)	530,000	584,325

Tenet Healthcare Corp.	9.875% 07/01/14	660,000	676,500

			1,688,362

MRI/Medical Diagnostic Imaging – 0.3%
MedQuest, Inc.	11.875% 08/15/12	255,000	204,638

			204,638

Physician Practice Management – 0.3%
US Oncology Holdings, Inc.	PIK, 9.797% 03/15/12 (a)(b)	265,000	264,006

			264,006

	Healthcare Services Total		2,546,506

Household Products/Wares – 1.9%
Consumer Products-Miscellaneous – 1.9%
American Greetings Corp.	7.375% 06/01/16	340,000	347,225

Amscan Holdings, Inc.	8.750% 05/01/14	410,000	414,100

Jarden Corp.	7.500% 05/01/17	425,000	433,500

Jostens IH Corp.	7.625% 10/01/12	345,000	352,763

			1,547,588

	Household Products/Wares Total		1,547,588

Pharmaceuticals – 2.6%
Medical-Drugs – 1.5%
Elan Finance PLC	8.875% 12/01/13	500,000	533,750

Rotavax LLC	10.620% 10/15/14 (a)(b)	259,412	260,060

See Accompanying Notes to Financial Statements.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Consumer Non-Cyclical (continued)
Pharmaceuticals (continued)
Medical-Drugs (continued)
Warner Chilcott Corp.	8.750% 02/01/15	401,000	425,561

			1,219,371

Medical-Generic Drugs – 0.5%
Mylan Laboratories, Inc.	6.375% 08/15/15	385,000	399,438

			399,438

Pharmacy Services – 0.3%
Omnicare, Inc.	6.750% 12/15/13	220,000	216,700

			216,700

Vitamins & Nutrition Products – 0.3%
NBTY, Inc.	7.125% 10/01/15	265,000	270,300

			270,300

	Pharmaceuticals Total		2,105,809

Consumer Non-Cyclical Total			14,305,261

Energy – 11.2%
Coal – 1.3%
Coal – 1.3%
Arch Western Finance LLC	6.750% 07/01/13	395,000	393,519

Massey Energy Co.	6.875% 12/15/13	435,000	417,056

Peabody Energy Corp.	7.375% 11/01/16	180,000	190,575

			1,001,150

	Coal Total		1,001,150

Energy-Alternate Sources – 0.4%
Energy-Alternate Sources – 0.4%
VeraSun Energy Corp.	9.375% 06/01/17 (a)	355,000	353,669

			353,669

	Energy-Alternate Sources Total		353,669

Oil & Gas – 6.1%
Oil & Gas Drilling – 0.3%
Pride International, Inc.	7.375% 07/15/14	220,000	226,600

			226,600

Oil Companies-Exploration & Production – 4.9%
Chesapeake Energy Corp.	6.375% 06/15/15	270,000	270,000
	7.500% 06/15/14	370,000	387,112

Cimarex Energy Co.	7.125% 05/01/17	280,000	283,500

See Accompanying Notes to Financial Statements.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Energy (continued)
Oil & Gas (continued)
Oil Companies-Exploration & Production (continued)
Compton Petroleum Corp.	7.625% 12/01/13	355,000	358,550

El Paso Production Holding Co.	7.750% 06/01/13	385,000	406,739

Energy XXI Gulf Coast, Inc.	10.000% 06/15/13 (a)(d)	355,000	349,675

Forest Oil Corp.	8.000% 12/15/11	220,000	231,000

Newfield Exploration Co.	6.625% 04/15/16	255,000	256,275

OPTI Canada, Inc.	8.250% 12/15/14 (a)	325,000	345,313

PetroHawk Energy Corp.	9.125% 07/15/13	375,000	403,125

Pogo Producing Co.	6.625% 03/15/15	295,000	297,950

Quicksilver Resources, Inc.	7.125% 04/01/16	325,000	322,563

			3,911,802

Oil Refining & Marketing – 0.9%
Tesoro Corp.	6.625% 11/01/15	345,000	349,744

Petroplus Finance Ltd.	6.750% 05/01/14 (a)	75,000	75,094
	7.000% 05/01/17 (a)	75,000	75,563

United Refining Co.	10.500% 08/15/12 (a)	210,000	222,075

			722,476

	Oil & Gas Total		4,860,878

Oil & Gas Services – 0.3%
Seismic Data Collection – 0.3%
Seitel, Inc.	9.750% 02/15/14 (a)	220,000	225,500

			225,500

	Oil & Gas Services Total		225,500

Pipelines – 3.1%
Pipelines – 3.1%
Atlas Pipeline Partners LP	8.125% 12/15/15	270,000	280,800

Colorado Interstate Gas Co.	6.800% 11/15/15	130,000	136,000

El Paso Performance-Linked Trust	7.750% 07/15/11 (a)	210,000	222,075

MarkWest Energy Partners LP	6.875% 11/01/14	315,000	309,094
	8.500% 07/15/16	150,000	157,875

Williams Companies, Inc.	6.375% 10/01/10 (a)	935,000	950,193
	7.750% 06/15/31	215,000	235,425
	8.125% 03/15/12	140,000	152,425

			2,443,887

	Pipelines Total		2,443,887

Energy Total			8,885,084

See Accompanying Notes to Financial Statements.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Financials – 9.8%
Diversified Financial Services – 7.1%
Finance-Auto Loans – 3.6%
Ford Motor Credit Co.	7.800% 06/01/12	710,000	706,518
	8.000% 12/15/16	345,000	342,451

General Motors Acceptance Corp.	6.875% 09/15/11	770,000	775,807
	8.000% 11/01/31	925,000	1,016,208

			2,840,984

Finance-Investment Banker/Broker –1.0%
E*Trade Financial Corp.	8.000% 06/15/11	410,000	429,987

LaBranche & Co., Inc.	11.000% 05/15/12	345,000	372,169

			802,156

Special Purpose Entity – 2.5%
Dow Jones CDX High Yield Index	7.625% 06/29/12 (a)	2,000,000	1,973,600

			1,973,600

	Diversified Financial Services Total		5,616,740

Insurance – 1.1%
Insurance Brokers – 0.3%
USI Holdings Corp.	9.750% 05/15/15 (a)	255,000	258,188

			258,188

Property/Casualty Insurance –0.8%
Crum & Forster Holdings Corp.	7.750% 05/01/17 (a)	635,000	639,762

			639,762

	Insurance Total		897,950

Real Estate Investment Trusts (REITs) – 1.6%
Real Estate Management/Services – 0.5%
Realogy Corp.	10.500% 04/15/14 (a)	225,000	225,844
	12.375% 04/15/15 (a)	225,000	219,375

			445,219
REITS-Hotels – 0.7%
Host Marriott LP	6.750% 06/01/16	510,000	517,012

			517,012

REITS-Regional Malls – 0.4%
Rouse Co. LP/TRC Co-Issuer, Inc.	6.750% 05/01/13 (a)	350,000	352,759

			352,759

	Real Estate Investment Trusts (REITs) Total		1,314,990

Financials Total			7,829,680

See Accompanying Notes to Financial Statements.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Industrials – 17.3%
Aerospace & Defense – 1.2%
Aerospace/Defense-Equipment – 0.8%
DRS Technologies, Inc.	6.875% 11/01/13	355,000	357,663

Sequa Corp.	9.000% 08/01/09	255,000	269,025

			626,688
Electronics-Military – 0.4%
L-3 Communications Corp.	6.375% 10/15/15	310,000	309,225

			309,225

	Aerospace & Defense Total		935,913

Building Materials – 0.3%
Building & Construction Products-Miscellaneous – 0.3%
NTK Holdings, Inc.	03/01/14 (c) (10.750% 09/01/09)	320,000	240,000

			240,000

	Building Materials Total		240,000

Electrical Components & Equipment – 1.0%
Wire & Cable Products – 1.0%
Belden CDT, Inc.	7.000% 03/15/17 (a)	425,000	435,141

General Cable Corp.	7.125% 04/01/17 (a)	170,000	172,125
	7.725% 04/01/15 (a)(b)	170,000	170,425

			777,691

	Electrical Components & Equipment Total		777,691

Electronics – 0.9%
Electronic Components-Miscellaneous – 0.9%
Flextronics International Ltd.	6.250% 11/15/14	420,000	406,350

NXP BV/NXP Funding LLC	9.500% 10/15/15	285,000	294,975

			701,325

	Electronics Total		701,325

Engineering & Construction – 0.3%
Building & Construction-Miscellaneous – 0.3%
Esco Corp.	8.625% 12/15/13 (a)	205,000	219,350

			219,350

	Engineering & Construction Total		219,350

See Accompanying Notes to Financial Statements.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Industrials (continued)
Environmental Control – 2.2%
Non-Hazardous Waste Disposal – 1.5%
Allied Waste North America, Inc.	7.125% 05/15/16	585,000	601,819
	7.875% 04/15/13	590,000	616,550

			1,218,369

Recycling – 0.7%
Aleris International, Inc.	10.000% 12/15/16 (a)	240,000	252,300
	PIK, 9.000% 12/15/14 (a)	295,000	315,650

			567,950

	Environmental Control Total		1,786,319

Hand / Machine Tools – 0.3%
Machinery-Electrical – 0.3%
Baldor Electric Co.	8.625% 02/15/17	240,000	258,000

			258,000

	Hand / Machine Tools Total		258,000

Machinery-Construction & Mining – 0.5%
Machinery-Construction & Mining – 0.5%
Terex Corp.	7.375% 01/15/14	355,000	370,088

			370,088

	Machinery-Construction & Mining Total		370,088

Machinery-Diversified – 0.6%
Machinery-General Industry – 0.2%
Manitowoc Co., Inc.	7.125% 11/01/13	165,000	169,950

			169,950

Machinery-Material Handling – 0.4%
Columbus McKinnon Corp.	8.875% 11/01/13	295,000	315,650

			315,650

	Machinery-Diversified Total		485,600

Metal Fabricate/Hardware – 0.3%
Metal Processors & Fabrication – 0.3%
TriMas Corp.	9.875% 06/15/12	205,000	214,481

			214,481

	Metal Fabricate/Hardware Total		214,481

See Accompanying Notes to Financial Statements.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Industrials (continued)
Miscellaneous Manufacturing – 3.4%
Diversified Manufacturing Operators – 2.6%
Bombardier, Inc.	6.300% 05/01/14 (a)	640,000	624,000

Covalence Specialty Materials Corp.	10.250% 03/01/16 (a)	355,000	363,875

J.B. Poindexter & Co.	8.750% 03/15/14	260,000	246,350

Koppers Holdings, Inc.	11/15/14 (c) (9.875% 11/15/09)	340,000	297,500

Trinity Industries, Inc.	6.500% 03/15/14	540,000	541,350

			2,073,075

Miscellaneous Manufacturing – 0.8%
American Railcar Industries, Inc.	7.500% 03/01/14	260,000	268,450

Nutro Products, Inc.	10.750% 04/15/14 (a)	305,000	349,225

			617,675

	Miscellaneous Manufacturing Total		2,690,750

Packaging & Containers – 2.8%
Containers-Metal/Glass – 2.1%
Crown Americas LLC & Crown Americas Capital Corp.	7.750% 11/15/15	530,000	553,850

Owens-Brockway Glass Container, Inc.	8.250% 05/15/13	900,000	949,500

Owens-Illinois, Inc.	7.500% 05/15/10	145,000	149,169

			1,652,519

Containers-Paper/Plastic – 0.7%
Jefferson Smurfit Corp.	8.250% 10/01/12	395,000	403,887

Solo Cup Co.	8.500% 02/15/14	220,000	192,500

			596,387

	Packaging & Containers Total		2,248,906

Transportation – 3.5%
Transportation-Marine – 1.7%
Navios Maritime Holdings, Inc.	9.500% 12/15/14 (a)	370,000	392,662

Ship Finance International Ltd.	8.500% 12/15/13	440,000	454,850

Stena AB	7.500% 11/01/13	520,000	531,050

			1,378,562

Transportation-Railroad – 0.6%
TFM SA de CV	9.375% 05/01/12	410,000	442,800

			442,800

See Accompanying Notes to Financial Statements.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Industrials (continued)
Transportation (continued)
Transportation-Services – 0.9%
CHC Helicopter Corp.	7.375% 05/01/14	450,000	442,125

PHI, Inc.	7.125% 04/15/13	285,000	279,300

			721,425

Transportation-Trucks – 0.3%
QDI LLC	9.000% 11/15/10	265,000	259,038

			259,038

	Transportation Total		2,801,825

Industrials Total			13,730,248

Technology – 2.7%
Computers – 0.4%
Computer Services – 0.4%
Sungard Data Systems, Inc.	9.125% 08/15/13	275,000	292,188

			292,188

	Computers Total		292,188

Semiconductors – 1.8%
Electronic Components-Semiconductors – 1.8%
Advanced Micro Devices, Inc.	7.750% 11/01/12	205,000	201,413

Freescale Semiconductor, Inc.	10.125% 12/15/16 (a)	690,000	690,862
	PIK, 9.125% 12/15/14 (a)	520,000	514,800

			1,407,075

	Semiconductors Total		1,407,075
Software – 0.5%
Transactional Software – 0.5%
Open Solutions, Inc.	9.750% 02/01/15 (a)	400,000	415,000

			415,000

	Software Total		415,000

Technology Total			2,114,263

Utilities – 5.1%
Electric – 5.1%
Electric-Generation – 1.3%
AES Corp.	7.750% 03/01/14	495,000	521,606

Edison Mission Energy	7.000% 05/15/17 (a)	525,000	523,031

			1,044,637

Electric-Integrated – 1.1%
CMS Energy Corp.	6.875% 12/15/15	240,000	248,991

See Accompanying Notes to Financial Statements.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Corporate Fixed-Income Bonds & Notes (continued)

		Par ($)	Value ($)
Utilities (continued)
Electric (continued)
Electric-Integrated (continued)
	8.500% 04/15/11	125,000	135,829

Nevada Power Co.	9.000% 08/15/13	120,000	128,926

Sierra Pacific Resources	6.750% 08/15/17	355,000	359,070

			872,816

Independent Power Producer – 2.7%
Calpine Generating Co. LLC	14.370% 04/01/11 (b)(e)	235,000	83,425

Dynegy Holdings, Inc.	7.125% 05/15/18	540,000	514,350

Mirant North America LLC	7.375% 12/31/13	435,000	460,012

NRG Energy, Inc.	7.250% 02/01/14	225,000	231,188
	7.375% 02/01/16	265,000	274,937
	7.375% 01/15/17	245,000	254,494

NSG Holdings LLC	7.750% 12/15/25 (a)	335,000	352,587

			2,170,993

	Electric Total		4,088,446

Utilities Total			4,088,446
	Total Corporate Fixed-Income Bonds & Notes (Cost of $98,312,247)		101,088,314

Common Stocks – 3.2%
		Shares
Consumer Discretionary – 2.5%
Auto Components – 0.4%	Hayes Lemmerz International, Inc. (f)	49,465	283,434

	Auto Components Total		283,434

Hotels, Restaurants & Leisure – 0.6%	Galaxy Entertainment Group Ltd. (f)	200,000	188,770
	Town Sports International Holdings, Inc. (f)	10,000	201,000

	Hotels, Restaurants & Leisure Total		389,770

Household Durables – 0.2%	D.R. Horton, Inc.	8,000	186,960

	Household Durables Total		186,960

Media – 1.3%	Cablevision Systems Corp., Class A (f)	7,000	253,330
	Idearc, Inc.	6,000	211,500
	Spanish Broadcasting System (f)	50,000	236,500
	Virgin Media, Inc.	7,355	190,642
	Warner Music Group Corp.	10,000	168,100

	Media Total		1,060,072

Consumer Discretionary Total			1,920,236

See Accompanying Notes to Financial Statements.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Common Stocks (continued)

		Shares	Value ($)
Consumer Staples – 0.2%
Food Products – 0.2%	Reddy Ice Holdings, Inc.	6,000	183,120

	Food Products Total		183,120

Consumer Staples Total			183,120

Industrials – 0.0%
Commercial Services & Supplies – 0.0%	Fairlane Management Corp. (f)(g)(h)	8,000	—

	Commercial Services & Supplies Total		—

Road & Rail – 0.0%	Quality Distribution, Inc. (f)	2,687	27,058

	Road & Rail Total		27,058

Industrials Total			27,058

Telecommunication Services – 0.2%
Wireless Telecommunication Services – 0.2%	Sprint Nextel Corp.	7,853	179,441

	Wireless Telecommunication Services Total		179,441

Telecommunication Services Total			179,441

Utilities – 0.3%
Independent Power Producers & Energy Traders – 0.3%	Mirant Corp. (f)	4,780	221,792

	Independent Power Producers & Energy Traders Total		221,792

Utilities Total			221,792
	Total Common Stocks (Cost of $2,263,745)		2,531,647

Municipal Bonds (Taxable) – 1.4%
		Par ($)
California – 0.9%
CA Cabazon Band Mission Indians	13.000% 10/01/11 (g)	575,000	676,545

California Total			676,545

Virginia – 0.5%
VA Tobacco Settlement Financing Corp.	Series 2007 A1,
	6.706% 06/01/46	425,000	421,324

Virginia Total			421,324
	Total Municipal Bonds (Taxable) (Cost of $999,958)		1,097,869

See Accompanying Notes to Financial Statements.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Government & Agency Obligation – 0.9%

		Par ($)	Value ($)
U.S. Government Obligation – 0.9%
U.S. Treasury Bond	4.750% 02/15/37	752,000	721,391

U.S. Government Obligation Total			721,391
	Total Government & Agency Obligation (Cost of $718,278)		721,391
Convertible Bond – 0.3%

Communications – 0.3%
Telecommunication Services – 0.3%
Telephone-Integrated – 0.3%
Virgin Media Finance PLC	8.750% 04/15/14	EUR 160,000	233,587

			233,587

	Telecommunication Services Total		233,587

Communications Total			233,587
	Total Convertible Bond (Cost of $226,267)		233,587

Warrants – 0.0%
		Units
Communications – 0.0%
Media – 0.0%
Broadcast Services/Programs – 0.0%
XM Satellite Radio Holdings, Inc.	Expires 03/15/10 (a)(f)	600	900

			900

	Media Total		900

Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10 (a)(f)(g)(h)	525	—

			—
Telecommunication Services – 0.0%
Jazztel PLC	Expires 07/15/10 (g)(h)	350	—

			—

	Telecommunication Services Total		—

Communications Total			900
	Total Warrants (Cost of $97,124)		900

See Accompanying Notes to Financial Statements.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Short-Term Obligation – 3.2%

	Par ($)	Value ($)

Repurchase agreement with Fixed Income Clearing Corp., dated 05/31/07, due 06/01/07 at 5.010%, collateralized by a U.S. Treasury Obligation maturing 02/28/11, market value of $2,610,000 (repurchase proceeds $2,554,355)	2,554,000	2,554,000

Total Short-Term Obligation (Cost of $2,554,000)		2,554,000

Total Investments – 136.1% (Cost of $105,171,619) (i)		108,227,708

Other Assets & Liabilities, Net – (36.1)%		(28,693,621)

Net Assets – 100.0%		79,534,087

Notes to Investment Portfolio:

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities, which are not illiquid, except for the following, amounted to $30,305,646, which represents 38.1% of net assets.

Security	Acquisition Date	Units	Cost	Value
Ubiquitel, Inc.	04/11/00	525	$26,600	$—
Rotavax LLC	09/22/06- 06/06/07	259,412	259,423	260,060

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at May 31, 2007.

(c)	Step bond. This security is currently not paying a coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(d)	Security purchased on a delayed delivery basis.

(e)	The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At May 31, 2007, the value of this security represents 0.1% of net assets.

(f)	Non-income producing security.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2007, these securities amounted to $676,545, which represents 0.9% of net assets.

(h)	Security has no value.

(i)	Cost for federal income tax purposes is $105,285,925.

At May 31, 2007, the asset allocation of the investment portfolio is as follows:

	% of Net Assets
Corporate Fixed-Income Bonds & Notes	127.1
Common Stocks	3.2
Municipal Bonds (Taxable)	1.4
Government & Agency Obligation	0.9
Convertible Bond	0.3
Warrants	0.0	*

	132.9
Short-Term Obligation	3.2
Other Assets & Liabilities, Net	(36.1)

	100.0

* Rounds to less than 0.1%.

See Accompanying Notes to Financial Statements.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

At May 31, 2007, the Fund had entered into the following foreign forward currency exchange contracts:

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	$269,290	$271,548	06/18/2007	$2,258
EUR	485,933	488,200	06/18/2007	2,267
EUR	592,592	592,315	06/25/2007	(277)

				$4,248

At May 31, 2007, the Fund had sufficient cash and/or liquid securities to cover any commitments under these derivatives contracts and delayed delivery settlements.

Acronym	Name
PIK	Payment-In-Kind
EUR	Euro
HKD	Hong Kong Dollar
USD	U.S. Dollar

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

		($)
Assets	Investments, at cost	105,171,619

	Investments, at value	108,227,708
	Cash	702,848
	Unrealized appreciation on foreign forward currency contracts	4,248
	Receivable for:
	Investments sold	14,297
	Interest	2,029,829
	Dividends	2,055
	Foreign tax reclaims	6,388
	Deferred Trustees’ compensation plan	17,653
	Other assets	179

	Total Assets	111,005,205

Liabilities	Payable for:
	Investments purchased	519,085
	Investments purchased on a delayed delivery basis	911,751
	Distributions	504,084
	Investment advisory fee	43,855
	Transfer agent fee	7,174
	Pricing and bookkeeping fees	19,020
	Trustees’ fees	899
	Custody fee	2,529
	Interest	833,596
	Chief compliance officer expenses	992
	Deferred Trustees’ compensation plan	17,653
	Notes payable — Short-term	21,500,000
	Notes payable — Long-term	7,000,000
	Other liabilities	110,480

	Total Liabilities	31,471,118

	Net Assets	79,534,087

Composition of Net Assets	Paid-in capital	140,891,820
	Overdistributed net investment income	(28,439)
	Accumulated net realized loss	(64,389,549)
	Net unrealized appreciation on:
	Investments	3,056,089
	Foreign currency translations	4,166

	Net Assets	79,534,087

	Shares outstanding	21,003,496
	Net asset value per share	$3.79

See Accompanying Notes to Financial Statements.

Statement of Operations – Colonial Intermediate High Income Fund

For the Six Months Ended May 31, 2007 (Unaudited)

		($)
Investment Income	Interest	4,330,724
	Dividends	31,855

	Total Investment Income	4,362,579

Expenses	Investment advisory fee	315,570
	Transfer agent fee	16,977
	Pricing and bookkeeping fees	51,941
	Trustees’ fees	7,546
	Custody fee	5,899
	Chief compliance officer expenses	2,948
	Other expenses	53,592

	Total Operating Expenses	454,473

	Interest expense	843,090

	Total Expenses	1,297,563

	Fees and expenses waived or reimbursed by Investment Advisor	(61,325)
	Custody earnings credit	(2,062)

	Net Expenses	1,234,176

	Net Investment Income	3,128,403

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Net realized gain (loss) on:
	Investments	1,304,960
	Foreign currency transactions	(56,342)

	Net realized gain	1,248,618

	Net change in unrealized appreciation on:
	Investments	1,692,675
	Foreign currency translations	55,533

	Net change in unrealized appreciation	1,748,208

	Net Gain	2,996,826

	Net Increase in Net Assets from Operations	6,125,229

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Colonial Intermediate High Income Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended May 31, 2007 ($)	Year Ended November 30, 2006 ($)
Operations	Net investment income	3,128,403	6,176,779
	Net realized gain (loss) on investments and foreign currency transactions	1,248,618	(1,615,105)
	Net change in unrealized appreciation on investments and foreign currency translations	1,748,208	3,351,219

	Net Increase from Operations	6,125,229	7,912,893

Distributions Declared to Shareholders	From net investment income	(3,024,503)	(7,141,189)

	Net Increase in Net Assets	3,100,726	771,704

Net Assets	Beginning of period	76,433,361	75,661,657
	End of period	79,534,087	76,433,361
	Overdistributed net investment income at end of period	(28,439)	(132,339)

Number of Fund Shares Outstanding	End of period	21,003,496	21,003,496

See Accompanying Notes to Financial Statements.

Statement of Cash Flows – Colonial Intermediate High Income Fund

Six Months Ended May 31, 2007 (Unaudited)

Increase (Decrease) in Cash		($)
Cash Flow From Operating Activities	Net investment income	3,128,403
	Adjustments to reconcile net investment income to net cash provided by operating activities:
	Purchase of investment securities	(41,774,020)
	Proceeds from disposition of investment securities	42,692,981
	Proceeds from disposition of short-term investments, net	20,000
	Net realized loss due to foreign currency transactions	(56,342)
	Increase in dividend and interest receivable	(55,028)
	Decrease in other assets	3,061
	Decrease in receivable for investments sold	584,387
	Decrease in payable for investments purchased	(1,370,285)
	Increase in accrued expenses and other liabilities	18,861
	Net amortization/accretion of income	73,056

	Net cash provided by operating activities	3,265,074

Cash Flows From Financing Activities	Increase in interest payable	461,324
	Distributions paid in cash	(3,024,503)

	Net cash used by financing activities	(2,563,179)

	Net increase in cash	701,895

Cash	Beginning of period	953

	End of period	702,848

See Accompanying Notes to Financial Statements.

Financial Highlights – Colonial Intermediate High Income Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended May 31, 2007					One Month Ended November 30, 2003 (a)
			Year Ended November 30,					Year Ended October 31,
			2006	2005	2004			2003	2002
Net Asset Value, Beginning of Period	$3.64		$3.60	$3.87	$3.57	$3.51		$2.79	$3.51

Income from Investment Operations:
Net investment income (b)	0.15		0.29	0.33	0.34	0.02		0.29	0.38
Net realized and unrealized gain (loss) on investments and foreign currency	0.14		0.09	(0.28)	0.26	0.07		0.75	(0.73)

Total from Investment Operations	0.29		0.38	0.05	0.60	0.09		1.04	(0.35)

Less Distributions Declared to Shareholders:
From net investment income	(0.14)		(0.34)	(0.32)	(0.30)	(0.03)		(0.30)	(0.36)
Return of capital	—		—	—	—	—		(0.02)	(0.01)

Total Distributions Declared to Shareholders	(0.14)		(0.34)	(0.32)	(0.30)	(0.03)		(0.32)	(0.37)

Net Asset Value, End of Period	$3.79		$3.64	$3.60	$3.87	$3.57		$3.51	$2.79

Market price per share	$3.56		$3.46	$3.15	$3.51	$3.50		$3.65	$2.79

Total return—based on market value (c)	7.10	%(d)	21.22%	(1.63)%	9.24%	(3.40	)%(d)	44.56%	(10.43)%

Ratios to Average Net Assets/Supplemental Data:
Net operating expenses (e)	1.00	%(f)	1.04%	1.37%	1.48%	1.63	%(f)	1.35%	1.25%
Interest expense	2.15	%(f)	2.08%	1.42%	1.18%	1.38	%(f)	2.00%	2.73%
Total expenses (e)	3.15	%(f)	3.12%	2.79%	2.66%	3.01	%(f)	3.35%	3.98%
Waiver/Reimbursement	0.16	%(f)	0.21%	0.02%	—	—		—	—
Net investment income (e)	8.00	%(f)	8.24%	8.79%	9.25%	7.82	%(f)	9.18%	11.38%
Portfolio turnover rate	41	%(d)	54%	66%	80%	7	%(d)	64%	54%
Net assets, end of period (000's)	$79,534		$76,433	$75,662	$81,229	$74,952		$73,623	$58,134

(a)	The Fund changed its fiscal year end from October 31 to November 30.

(b)	Per share data was calculated using average shares outstanding during the period.

(c)	Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.

(d)	Not annualized.

(e)	The benefits derived from custody credits had an impact of less than 0.01%, except for the year ended November 30, 2006, which had a 0.01% impact.

(f)	Annualized.

See Accompanying Notes to Financial Statements.

Loan Agreement Asset Coverage Requirements – Colonial Intermediate High Income Fund

Date	Total Amount of Loans Outstanding	Asset Coverage Per $1,000 of Indebtedness*
05/31/07**	$28,500,000	$3,791
11/30/06	28,500,000	3,682
11/30/05	28,500,000	3,655
11/30/04	29,500,000	3,754
11/30/03	28,500,000	3,630
10/31/03	28,500,000	3,583
10/31/02	24,500,000	3,373

*	Calculated by subtracting the Fund's total liabilities less the amount of loans outstanding from the Fund's total assets and dividing the amount by the amount of loans outstanding.

**	Unaudited.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Note 1. Organization

Colonial Intermediate High Income Fund (the “Fund”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. Effective June 29, 2007, the Fund’s name has been changed to MFS Intermediate High Income Fund.

Investment Goal

The Fund seeks high current income and total return by investing primarily in high yield fixed income securities in lower-rated categories.

Fund Shares

The Fund may issue an unlimited number of shares.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements for the six months ended May 31, 2007.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price for the security.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Investments for which market quotations are not readily available, or quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contract. The Fund may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Fund may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Fund’s investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Fund could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that its investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. The Fund’s investment advisor is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund holds until settlement date, in a segregated account, cash or liquid securities in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Premium and discount are amortized and accreted, respectively, on debt securities. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

Foreign Currency Transactions

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-date and are generally declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Statement of Cash Flows

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of actions relating to their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

For the year ended November 30, 2006, permanent book and tax basis differences resulted primarily from differing treatments for expired capital loss carryforwards, discount accretion/premium amortization on debt securities, foreign currency transactions and market discount reclassification adjustments.

The tax character of distributions paid during the year ended November 30, 2006 was as follows:

November 30, 2006
Distributions paid from:
Ordinary Income*	$7,141,189

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of November 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation*
$420,732	$—	$1,278,237

*	For differences between book-basis and tax-basis net unrealized appreciation/depreciation are primarily due to deferred of losses from wash sales.

Unrealized appreciation and depreciation at May 31, 2007, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$3,938,995
Unrealized depreciation	(997,212)
Net unrealized appreciation	$2,941,783

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

The following capital loss carryforwards, determined as of November 30, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2007	$10,437,671
2008	22,694,029
2009	23,203,433
2010	6,431,055
2013	796,437
2014	2,075,017

Total	$65,637,642

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the Fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), was the investment advisor to the Fund and provided administrative and other services for the six months ended May 31, 2007. Columbia receives a monthly investment advisory fee at the annual rate of 0.65% of the Fund’s average weekly net assets.

In addition, the Fund paid Columbia a monthly fee of 20% of the Fund’s monthly “leverage income” (as that term is defined in the management contract). Columbia voluntarily agreed to waive this fee. In the event that the Fund’s monthly net leverage income is less than zero, then Columbia agreed to pay the Fund 20% of the Fund’s deficit.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Fund entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company (“State Street”) and Columbia (the “Financial Reporting Services Agreement”) pursuant to which State Street provides financial reporting services to the Fund. Also, effective December 15, 2006, the Fund entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee may not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

paid to Columbia and discussed below) were paid to State Street. The Fund also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended May 31, 2007, the total amounts paid and payable to affiliates by the Fund under these arrangements were $11,884 and $1,518 respectively.

For the six months ended May 31, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.133% of the Fund’s average daily net assets.

Custody Credits

During the period covered by this report, the Fund had an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits were recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund during the period covered by this report were employees of Columbia or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, received no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other funds managed by Columbia, pays a pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer may not exceed $15,000 per year.

The Fund’s former Trustees participated in a deferred compensation plan. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Portfolio Information

For the six months ended May 31, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $41,774,020 and $42,692,981, respectively.

Note 6. Loan Agreement

At May 31, 2007, the Fund had term loans and a revolving loan outstanding with State Street, totaling $28,500,000. The term loans are comprised of an $8,000,000 loan which bears interest at 6.14% per annum, due August 24, 2007, a $7,000,000 loan which bears interest at 5.20% per annum, due August 24, 2007 and a $7,000,000 loan which bears interest at 5.98% per annum, due August 22, 2008. The revolving loan is a $6,500,000 floating rate loan, maturing on June 22, 2007. Interest is charged at a rate per annum equal to the London Interbank Offered Rate plus 0.65%. The interest rate at May 31, 2007 was 5.97%. For the six months ended May 31, 2007, the average daily loan balance was $28,500,000 at a weighted average interest rate of 5.92%. The Fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

Note 7. Disclosure of Significant Risks and Contingencies

Foreign Securities

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as “junk” bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Sector Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is less concentrated.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading. The SEC Order and the NYAG Settlement are referred to collectively as the “Settlements”.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and a state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 38(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in

Colonial Intermediate High Income Fund

May 31, 2007 (Unaudited)

Massachusetts and the federal Judicial Panel transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. On May 11, 2007, the District Court entered a preliminary approval order which granted preliminary approval of the settlement. A final settlement hearing, at which the District Court will determine whether the proposed settlement should be finally approved and the action dismissed on the merits with prejudice, is scheduled for September 18, 2007. The terms of the settlement, if finally approved, will require payments by the funds’ adviser and/or its affiliates, including payment of plaintiffs’ attorneys’ fees and notice to class members. In the event that the settlement is not finally approved, the plaintiffs may elect to go forward with their appeal and no opinion is expressed regarding the likely outcome or financial impact of such an appeal on any fund.

Note 8. Subsequent Event

On April 10, 2007, Columbia entered into an asset purchase agreement with Massachusetts Financial Services Company, Inc. (“MFS”) to sell certain assets used in Columbia’s business of managing the Fund to MFS (such transaction, the “Sale”). At the annual meeting of the shareholders of the Fund held in June 2007, the shareholders, among other things, approved a new advisory agreement between MFS and the Fund and elected twelve new Trustees. Upon the closing of the Sale on June 29, 2007 (the “Closing”), the existing advisory agreement between Columbia and the Fund was terminated, the Fund was removed from the existing service agreements among the Fund, Columbia and certain affiliated funds, and new agreements between: (a) MFS and the Fund (for investment advisory and administrative services); (b) State Street Bank and the Fund (for custody, fund accounting and securities lending services); and (c) Computershare Trust Company, N.A. and the Fund (for transfer agency services) became effective. Also upon the Closing: (i) the Fund; changed its name to MFS Intermediate High Income Fund and (ii) the then-serving Trustees and officers of the Fund resigned and the newly elected Trustees and newly appointed officers took office. On June 29, 2007, PricewaterhouseCoopers LLP (“PwC”) resigned as the independent registered public accounting firm for the Fund. During the two most recent fiscal years, PwC’s audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audits for the two most recent fiscal years and through June 29, 2007, there were no disagreements between the Fund and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such years. Effective June 29, 2007, Ernst & Young LLP was appointed by the audit committee of the Board of Trustees as the independent registered public accounting firm of the Fund for the fiscal year ended November 30, 2007.

Dividend Reinvestment Plan

Colonial Intermediate High Income Fund

The Fund generally distributes net investment income monthly and capital gains annually. Under the Fund’s Dividend Reinvestment Plan (the “Plan”) all distributions will be reinvested automatically in additional shares of the Fund, unless the shareholder elects to receive cash or the shares are held in broker or nominee name and a reinvestment service is not provided by the broker or nominee. All cash distributions will be mailed by check directly to the record holder by the dividend paying agent.

If the market price of the shares on the distribution payment date is equal to or greater than the net asset value, Plan participants will be issued shares at the higher of net asset value or 95% of the market price. The aggregate market value of the shares may constitute income to shareholders for federal income tax purposes. However, if the market price of the shares is less than the net asset value, shares will be bought as soon as practicable (but no more than 30 days after the distribution, except as may be required to comply with federal securities laws) in the open market for the accounts of Plan participants. If, during this purchase period, the market price surpasses the net asset value, the average per share price paid may exceed the asset value of the shares, resulting in the acquisition of fewer shares than if the distribution had been in newly-issued shares.

All Plan accounts receive written confirmations of all transactions. Shares purchased under the Plan are held in uncertificated form. Each shareholder’s proxy includes shares purchased pursuant to the Plan. The automatic reinvestment of distributions does not relieve participants of any income tax payable on the distributions.

Fees and expenses of the Plan other than brokerage charges will be paid by the Fund. No brokerage charges are incurred on shares issued directly by the Fund. Participants will bear a pro-rata share of brokerage charges incurred on open market purchases.

A Plan participant may terminate his or her participation by written notice to the Plan agent. The Plan may be amended or terminated on 90 days written notice to the Plan participants. Contact the Plan Agent for additional information regarding the Plan. All correspondence concerning the Plan should be directed to Computershare Trust Company, N.A. by mail at P.O. Box 43010, Providence, RI 02940-3010 or by phone at 1-800-637-2304.

Board Consideration and Approval of Investment

Advisory Agreement

On April 10, 2007, Columbia Management Advisors, LLC (“Columbia”) entered into an asset purchase agreement with Massachusetts Financial Services Company, Inc. (“MFS”) to sell certain assets used in Columbia’s business of managing the Trust and the other closed-end funds managed by Columbia (the “Colonial Closed-End Funds”) to MFS (such transaction, the “Sale”). Upon the closing of the transaction (the “Closing”) on June 29, 2007, MFS became the investment adviser to the Trust. Because the then-existing investment advisory agreements (the “Previous Advisory Agreements”) were to terminate upon the Closing, shareholder approval of new investment advisory agreements with MFS (“New Advisory Agreements”) was required. Shareholders of each Colonial Closed-End Fund approved the New Advisory Agreements at the annual meeting of shareholders.

The Advisory Fees and Expenses Committee of the Board reviewed each of the New Advisory Agreements and determined to recommend that the full Board approve those agreements.

The Board received and reviewed, in advance of their meeting on April 10, 2007, all materials that they, their legal counsel or MFS, the Colonial Closed-End Funds’ proposed investment adviser, believed to be reasonably necessary for the Board to evaluate and to determine whether to approve the New Advisory Agreements. Those materials included, among other items, (i) information on the investment performance of funds advised by MFS relative to the performance of peer groups and performance benchmarks, (ii) information on each Colonial Closed-End Fund’s anticipated investment advisory fees and other expenses, including, for certain of the Colonial Closed-End Funds, information about anticipated expense caps and fee waivers, (iii) information about the anticipated profitability of the New Advisory Agreements to MFS, and potential “fall-out” or ancillary benefits that MFS and its affiliates may receive as a result of their relationships with the Colonial Closed-End Funds and (iv) additional information provided by MFS in response to a request of independent legal counsel to the Independent Trustees. The Board also met with representatives of MFS and considered other information such as (v) MFS’ financial condition, (vi) each Colonial Closed-End Fund’s investment objective and strategies and the size, education and experience of the portfolio management staff MFS proposes to manage the Colonial Closed-End Funds, (vii) the anticipated use by MFS of “soft” commission dollars to pay for research products and services, and (viii) MFS’ resources to be devoted to the Colonial Closed-End Funds’ investment policies and restrictions, and MFS’ policies on personal securities transactions and other compliance policies.

The Board had the opportunity to ask questions of, and to request additional materials from, MFS and to consult in executive session with independent legal counsel to the Independent Trustees.

In considering whether to approve the New Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative, and each trustee weighed various factors as he or she deemed appropriate. The Board considered the following matters in connection with their approval of the New Advisory Agreements:

The nature, extent and quality of the services to be provided to the Colonial Closed-End Funds under the New Advisory Agreements. The Board considered the nature, extent and quality of the services to be provided by MFS and its affiliates to the Colonial Closed-End Funds and the resources to be dedicated to the Colonial Closed-End Funds by MFS and its affiliates. Among other things, the Board considered (i) MFS’s ability, including its resources, reputation and other attributes, to attract and retain highly qualified research, investment advisory and supervisory investment professionals; (ii) the portfolio management services to be provided by those investment professionals; and (iii) that the services to be provided under the New Advisory Agreements and a new administrative services agreement with MFS (the “Administrative Services Agreement”) were comparable to the services provided under the Current Advisory Agreements and other administrative agreements. After reviewing the above and related factors, the Board concluded, within the context of its overall conclusions regarding the New Advisory Agreements, that the nature, extent and quality of services provided supported the approval of each of the New Advisory Agreements.

Investment performance of funds advised by MFS. The Board reviewed information about the performance of various funds advised by MFS over various time periods, including information prepared by MFS showing that the performance of such funds generally compared favorably to the performance of peer groups and performance benchmarks. The Board also considered MFS’ reputation generally and MFS’ commitment to the business of managing closed-end funds, including its experience managing the six closed-end funds currently managed by MFS. After reviewing the above and related factors, the Board concluded, within the context of its overall conclusions regarding each New Advisory Agreement, that the performance of MFS was sufficient, in light of other considerations, to warrant the approval of each of the New Advisory Agreements.

The costs of the services to be provided and the profits to be realized by MFS and its affiliates from their relationships with the Colonial Closed-End Funds. The Board considered the fees to be charged to the Colonial Closed-End Funds for investment advisory services as well as the anticipated total expense levels of the Colonial Closed-End Funds. The Board considered information about the investment advisory fees charged by MFS to a closed-end fund, which were comparable to, and to institutional clients, which were generally lower than, the investment advisory fees under the New Advisory Agreements, and the scope of services provided to such clients relative to the scope of services to be provided under the New Advisory Agreements. In evaluating each Colonial Closed-End Fund’s anticipated investment advisory fees, the Board took into account the fact that the investment advisory fee rates included in the New Advisory Agreements were the same as those included in the Current Advisory Agreements. The Board also took into account the demands and complexity of the investment management of the Fund. The Board considered the expense reductions that MFS anticipated would result from the shift to the group of service providers currently employed for transfer agency, fund accounting and custody services by funds advised by MFS.

The Board also considered the compensation to be received directly or indirectly by MFS and its affiliates from their relationships with the Colonial Closed-End Funds. The Board reviewed information provided by MFS regarding the estimated profitability to MFS and its affiliates of their relationships with the Colonial Closed-End Funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Board also considered court cases in which investment adviser profitability was an issue in whole or in part, the performance of funds advised by MFS, the anticipated expense levels of the Colonial Closed-End Funds and the extent to which MFS would implement expense caps for the Colonial Closed-End Funds. After reviewing the foregoing and related factors, the Board concluded, within the context of its overall conclusions regarding each of the New Advisory Agreements, that the investment advisory fees to be charged to each Colonial Closed-End Fund were fair and reasonable, and that the anticipated costs of the investment advisory services generally, and the related anticipated profitability to MFS and its affiliates of their relationships with the Colonial Closed-End Funds, supported the approval of the New Advisory Agreements.

Economies of Scale. The Board considered the potential existence of economies of scale in the provision of services by MFS to each Colonial Closed-End Fund and whether those economies would be shared with the Colonial Closed-End Fund through breakpoints in the investment advisory fees or other means, such as expense caps. The Board noted that several of the Colonial Closed-End Funds benefited from fee waivers, expense caps or both prior to the Sale, and that those Colonial Closed-End Funds were expected to continue to so benefit. In considering the issues above, the Board also took note of the expected profitability to MFS and its affiliates of their proposed relationships with the Colonial Closed-End Funds, as discussed above. After reviewing the above and related factors, the Board concluded, within the context of its overall conclusions regarding each of the New Advisory Agreements, that the extent to which economies of scale were expected to be shared with the Colonial Closed-End Funds supported the approval of each of the New Advisory Agreements.

Other Factors. The Board also considered other factors, which included but were not limited to the following:

■	the compliance programs of MFS and the compliance-related resources that MFS and its affiliates would provide to the Colonial Closed-End Funds.

■

the nature, quality, estimated cost and extent of administrative and shareholder services to be performed by MFS and its affiliates, both under the New Advisory Agreements and under separate agreements for the provision of administrative services.

■

so-called “fall-out benefits” to MFS, such as the engagement of its affiliates to provide services to the Colonial Closed-End Funds, as well as possible conflicts of interest associated with those fall-out and other benefits.

Based on its evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including all of the Independent Trustees, approved each of the New Advisory Agreements.

Shareholder Meeting Results

Results of the Annual Meeting of Shareholders

On June 22, 2007, the Annual Meeting of Shareholders of the Fund (the “Meeting”) was held to consider the following proposals: (i) the approval of a new investment advisory agreement with MFS; (ii) the election of trustees to take office after the Closing; and (iii) the re-election of current trustees whose term of office was to expire in 2007. The Meeting was adjourned until June 27, 2007 and further adjourned until June 28, 2007 with respect to the proposal relating to the amended and restated declaration of trust. On April 10, 2007, the record date for the Meeting, the Fund had 21,003,496 shares outstanding. The votes cast were as follows:

Approval of New Investment Advisory Agreement with MFS

The shareholders approved the proposed investment advisory agreement as follows:

For	Against	Abstain	Non-Votes
11,352,681	364,847	498,563	2,961,559

Approval of an Amended and Restated Declaration of Trust

The proposed amended and restated Declaration of Trust failed to receive shareholder approval, as follows:

For	Against	Abstain	Non-Votes
11,379,188	420,413	539,654	2,892,912

Election of Trustees to Take Office upon the Closing

The shareholders elected the following Trustees whose term of office commenced upon the Closing:

	For	Withheld
Robert E. Butler	14,556,053	621,597
Lawrence H. Cohn	14,531,558	646,092
David H. Gunning	14,557,853	619,797
William R. Gutow	14,548,053	629,597
Michael Hegarty	14,558,053	619,597
Robert J. Manning	14,547,053	630,597
Lawrence T. Perera	14,533,370	644,280
Robert C. Pozen	14,546,853	630,797
Dale Sherratt	14,547,053	630,597
Robert W. Uek	14,547,853	629,797
J. Atwood Ives	14,532,170	645,480
Laurie J. Thomsen	14,557,053	620,597

The twelve Trustees elected under this proposal took office on June 29, 2007.

Re-Election of Trustees

The shareholders re-elected the following Trustees whose term of office was to expire in 2007:

	For	Withheld
Patrick J. Simpson	14,534,062	643,587
Thomas E. Stitzel	14,522,062	655,587
Thomas C. Theobald	14,520,862	656,787
Anne-Lee Verville	14,523,062	654,587

The terms of office of Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, Charles R. Nelson, John J. Neuhauser and William E. Mayer continued after the Meeting. Each of the Trustees in office prior to the Closing resigned on June 29, 2007.

Important Information About This Report

Colonial Intermediate High Income Fund

Transfer Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

The fund mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 1-800-637-2304. In addition, representatives at that number can provide shareholders information about the fund.

A description of the fund’s proxy voting policies and procedures is available (i) at www.mfs.com (in the proxy voting section); (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-637-2304. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available at www.mfs.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual Certifications — As required, on June 26, 2007, the fund submitted to the New York Stock Exchange (“NYSE”) the annual certification of the fund’s Chief Executive Officer certifying that he is not aware of any violation of the NYSE’s Corporate Governance listing standards. The fund also has included the certifications of the fund’s Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the fund’s Form N-CSR filed with the Securities and Exchange Commission for the annual period.

This report has been prepared for shareholders of Colonial Intermediate High Income Fund.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing.

MFS®
INVESTMENT MANAGEMENT
500 Boylston Street, Boston, MA 02116

ITEM 2. CODE OF ETHICS.

Subsequent to the period covered by this report, on June 29, 2007, the Registrant amended and restated its Code of Ethics (the “Code”) as that term is defined in paragraph (b) of Item 2 of Form N-CSR. A copy of the amended and restated Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for the Registrant is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

General. Information regarding the portfolio manager(s) of the MFS Intermediate High Income Fund (the “Fund”) is set forth below.

Portfolio Manager	Primary Role	Since	Title and Five Year History
David P. Cole	Portfolio Manager	June 29, 2007	Investment Officer of MFS; employed in the investment management area of MFS since 2004. High Yield Analyst at Franklin Templeton Investments from 1999 to 2004.

John Addeo	Portfolio Manager	June 29, 2007	Investment Officer of MFS; employed in the investment management area of MFS since 1998.

Compensation. Portfolio manager total cash compensation is a combination of base salary and performance bonus:

•	Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

•

Performance Bonus – Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

•

The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).

•

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by each of the Fund’s portfolio managers as of June 29, 2007. The following dollar ranges apply:

N.   None

A.   $1 - $10,000

B.   $10,001 - $50,000

C.   $50,001 - $100,000

D.   $100,001 - $500,000

E.   $500,001 - $1,000,000

F.   Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
David P. Cole	N
John Addeo	N

Other Accounts. In addition to the Fund, the Fund’s portfolio managers are each responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which as of June 29, 2007 were as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts*	Total Assets*	Number of Accounts	Total Assets	Number of Accounts	Total Assets
David P. Cole	11	$4.6 billion	2	$310.7 million	0	N/A
John Addeo	14	$5.0 billion	3	$613.5 million	2	$550.4 million

*	Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest. MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there may be securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other funds or accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

MFS does not receive a performance fee for its management of the Fund. As a result, MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund - for instance, those that pay a higher advisory fee and/or have a performance fee.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Intermediate High Income Fund

Registrant Purchases of Equity Securities*

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
12/1/06 – 12/31/06	12,722	$3.51	12,722	N/A
1/1/07 – 1/31/07	12,086	$3.54	12,086	N/A
2/1/07 – 2/28/07	11,902	$3.62	11,902	N/A
3/1/07 – 3/31/07	12,923	$3.54	12,923	N/A
4/1/07 – 4/30/07	12,541	$3.59	12,541	N/A
5/1/07 – 5/31/07	12,289	$3.66	12,289	N/A

Total	74,463	$3.58	74,463	N/A

*	Includes shares purchased by the Dividend Reinvestment Agent pursuant to the Registrant’s Dividend Reinvestment Plan.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board. Effective June 29, 2007, shareholders may mail written recommendations to MFS Intermediate High Income Fund, Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, Attention: Mark Polebaum, Secretary of the Trust. Shareholder communications must be in writing and be signed by the shareholder and identify the Registrant to which they relate. Such recommendations must be accompanied by the candidate’s biographical and occupational data (including whether the candidate would be an “interested person” of the Registrant), a written consent of the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the Registrant and a description of any arrangements or understandings regarding recommendation of the candidate for consideration.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting. Subsequent to the period covered by this report, on June 29, 2007, Massachusetts Financial Services Company (“MFS”) became the investment adviser and fund administrator to the Registrant. As a result of MFS’ appointment as investment adviser and fund administrator to the Registrant, the Registrant amended its internal controls over financial reporting to utilize the internal controls over financial reporting utilized by other investment management companies for which MFS provides investment advisory and fund administration services. Therefore, the internal controls over financial reporting of the Registrant prior to June 29, 2007 may materially differ from those currently utilized for the Registrant.

ITEM 12. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Not applicable.

(4)	Letter to the Securities and Exchange Commission from PricewaterhouseCoopers LLP (“PWC”) stating whether PWC agrees with the statements made by the Registrant in the Registrant’s Form N-SAR for the period ended May 31, 2007. Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 23, 2007

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 23, 2007

*	Print name and title of each signing officer under his or her signature.